UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Countrywide Investments, Inc.
          ----------------------------------------------------------------------
Address:  312 Walnut Street, 21st Floor
          ----------------------------------------------------------------------
          Cincinnati, Ohio 45202
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-4774
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maryellen Peretzky
          ----------------------------------------------------------------------
Title:    Chief Operations Officer, Secretary
          ----------------------------------------------------------------------
Phone:    (513) 629-2000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Maryellen Peretzky                      Cincinnati, Ohio           5/15/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:     120
                                        -------------------

Form 13F Information Table Value Total: $   5,050
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1              ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7         ITEM 8
       NAME OF ISSUER         TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                               CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.      (SHARES)
                                                      VALUE     AMOUNT              (b)                  V.
                                                     (000's)                (a)   Shared-      (c)
                                                                           Sole  As Defined  Shared-          (a)     (b)     (c)
                                                                                 in Instr. V  Other          Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
FLAG TLECOM HOLDINGS            COM          N/A          147     6,500     X                                 6,500
GLOBAL CROSSINGS                COM          N/A        1,409    34,425     X                                25,600            8,825
RSL COMMUNICATIONS              COM          N/A          768    32,000     X                                32,000
AFLAC INC                       COM      001055 10 2    1,830    40,154     X                                                 40,154
AES CORP                        COM      00130H 10 5    5,383    68,350     X                                45,000           23,350
AT&T CORP                       COM      001957 10 9    6,660   118,325     X                                55,700           62,625
AT&T CORP LIBERTY MEDIA-A       COM      001957 20 8    4,924    83,062     X                                50,000           33,062
AMERICA ONLINE                  COM      02364J 10 4      534     7,925     X                                                  7,925
ABBOTT LABS                     COM      002824 10 0      420    11,950     X                                                 11,950
ALCOA INC                       COM      013817 10 1      393     5,600     X                                                  5,600
ALLTEL CORP                     COM      020039 10 3    1,967    31,197     X                                20,200           10,997
AMERICAN EXPRESS CO             COM      025816 10 9    1,125     7,555     X                                                  7,555
AMERICAN HOME PRODS CORP        COM      026609 10 7    1,698    31,600     X                                                 31,600
AMERICAN INTL GROUP INC         COM      026874 10 7    5,272    48,146     X                                25,625           22,521
AMERICAN WTR WKS INC            COM      030411 10 2    1,601    67,400     X                                65,000           24,000
AMGEN INC                       COM      031162 10 0      299     4,874     X                                                  4,874
ANHEUSER BUSCH COS INC          COM      035229 10 3      311     5,000     X                                                  5,000
APACHE CORP                     COM      037411 10 5      373     7,500     X                                                  7,500
BRITISH PETRO CO                ADR      055622 10 4      225     4,234     X                                                  4,234
BANC ONE CORP                   COM      059438 10 1      787    22,814     X                                                 22,814
BANK NEW YORK CO. INC           COM      064057 10 2    7,244   172,290     X                                57,000          115,290
BANKAMERICA CORP NEW            COM      06605F 10 2      232     4,430     X                                                  4,430
BELL ATLANTIC CORP              COM      077853 10 9      473     7,734     X                                                  7,734
BELLSOUTH CORP                  COM      079860 10 2    3,996    85,150     X                                40,000           45,150
BRISTOL  MYERS  SQUIBB  CO      COM      110122 10 8      812    14,000     X                                                 14,000
BROADCOM CORPORATION            COM      111444 10 5      413     1,700                                       1,500              200
BROADWING INC.                  COM      111620 10 0    1,551    41,700     X                                30,000           11,700
CMS ENERGY CORP                 COM      125896 10 0    1,124    62,000     X                                60,000            2,000
CAROLINA POWER & LIGHT          COM      144141 10 8       47     2,000     X                                 2,000
CHASE MANHATTAN CORP NEW        COM      16161A 10 8      214     2,452     X                                                  2,452
CINCINNATI FINL CORP            COM      172062 10 1      488    12,957     X                                                 12,957
CINERGY CORP                    COM      172474 10 8    1,106    51,450     X                                40,000           11,450
CISCO SYS INC                   COM      17275R 10 2   10,542   136,350     X                                48,000           88,350
CITIGROUP INC                   COM      172967 10 1    4,401    73,765     X                                34,700           39,065
COASTAL CORPORATION             COM      190441 10 5      230     5,000     X                                 5,000
COCA  COLA  CO                  COM      191216 10 0    1,130    24,069     X                                                 24,069
COLUMBUS SOUTHERN POWER         COM      199575 8 12       80     3,500     X                                 3,500
COMPAQ COMPUTER CORP            COM      204493 10 0      421    15,600     X                                                 15,600
CONAGRA INC                     COM      205887 10 2      408    22,500     X                                                 22,500
CONSTELLATION ENERGY GROUP      COM      210371 10 0    2,072    65,000     X                                65,000
COSTCO WHOLESALE CORP           COM      12160K 10 5    1,293    24,600     X                                21,000            3,600
COUNTRYWIDE CREDIT IND.         COM      222372 10 4      402    14,760     X                                                 14,760
DPL INC                         COM      233293 10 9    1,786    80,484     X                                75,700            4,784
DELL                            COM      247025 10 9      556    10,300     X                                                 10,300
DISNEY WALT CO                  COM      254687 10 6    2,182    52,895     X                                                 52,895
DOW CHEMICAL                    COM      260543 10 3      202     1,775     X                                                  1,775
DU PONT E I DE NEMOURS & CO     COM      263534 10 9      815    15,396     X                                                 15,396
DUKE ENERGY CORP                COM      264399 10 6    2,303    43,872     X                                40,000            3,872
EMC CORP                        COM      268648 10 2    2,525    20,100     X                                10,600            9,500
ELAN CORP                       ADR      284131 20 8    1,755    36,950     X                                30,000            6,950
EL PASO ENERGY CORP             COM      283905 10 7      404    10,000     X                                10,000
ENRON CORP                      COM      293561 10 6    5,663    75,635     X                                13,000           62,635
EXXON CORP                      COM      302290 10 1    2,712    34,794     X                                                 34,794
FPL GROUP INC                   COM      302571 10 4    1,170    25,400     X                                25,000              400
FEDERAL HOME LN MTG CORP        COM      313400 30 1    2,356    53,316     X                                                 53,316
FEDERAL NATL MTG ASSN           COM      313586 10 9    1,859    32,860     X                                                 32,860
FEDERATED DEPT STORES INC DEL   COM      31410H 10 1      401     9,500     X                                                  9,500
FIFTH THIRD BANCORP             COM      316773 10 0    6,302   100,024     X                                                100,024
FIRSTAR CORP                    COM      33763V 10 9    2,143    93,425     X                                                 93,425
FORD MTR CO DEL                 COM      345370 10 0      609    13,256     X                                                 13,256
GTE CORP                        COM      362320 10 3    5,054    71,185     X                                45,000           26,185
GANNETT INC                     COM      364730 10 1      387     5,500     X                                                  5,500
GAP INC DEL                     COM      364760 10 8    2,845    57,123     X                                 5,000           52,123
GENERAL ELEC CO                 COM      369604 10 3   10,851    69,770     X                                21,800           47,970
HJ HEINZ                        COM       23074 10 3      265     7,605     X                                                  7,605
HEWLETT PACKARD CO              COM      428236 10 3    4,197    31,585     X                                 2,300           29,285
HOME DEPOT INC                  COM      437076 10 2    4,906    76,066     X                                41,000           35,066
HONEYWELL INTERNATIONAL         COM      438516 10 6      216     4,100     X                                                  4,100
IES UTILITIES                   COM      44949R 50 8      107     5,000     X                                 5,000
INDYMAC MTG HLDGS INC           COM      456607 10 0    1,350    90,355     X                                                 90,355
INTEL CORP                      COM      458140 10 0   13,882   105,216     X                                35,000           70,216
INTERMEDIA COMMUNICATION        COM      458810 10 7      966    20,000     X                                20,000
INTERNATIONAL BUSINESS MACHS    COM      459200 10 1    6,589    55,837     X                                18,600           37,237
JOHNSON & JOHNSON               COM      478160 10 4    4,406    62,775     X                                26,500           36,275
JUNIPER NETWORKS, INC.          COM      482050 10 1      264     1,000     X                                 1,000
KANSAS CITY PWR & LT CO         COM      485134 10 0    1,450    50,000     X                                50,000
KEYCORP NEW                     COM      493267 10 8      770    40,503     X                                                 40,503
KIMBERLY CLARK CORP             COM      494368 10 3      269     4,800     X                                                  4,800
LEXMARK INTERNATIONAL GROUP INC COM      529771 10 7    1,946    18,400     X                                15,000            3,400
LILLY ELI & CO                  COM      532457 10 8      695    11,100     X                                                 11,100
LOWES COS INC                   COM      548661 10 7      712    12,200     X                                                 12,200
LUCENT TECHNOLOGIES INC         COM      549463 10 7    6,475   106,032     X                                38,888           67,144
MCN ENERGY GROUP INC            COM      55267J 10 0      446    17,850     X                                 9,000            8,850
MCI WORLDCOM INC                COM      55268B 10 6    7,706   170,058     X                                88,600           81,458
MAY DEPARTMENT STORES           COM      577778 10 3      228     8,000     X                                                  8,000
MCDONALDS CORP                  COM      580135 10 1    2,990    80,000     X                                 9,800           70,200
MEDTRONIC INC                   COM      585055 10 6    6,279   122,075     X                                63,000           59,075
MELLON FINANCIAL CORP           COM      585509 10 2      327    11,000     X                                                 11,000
MERCK & CO INC                  COM      589331 10 7    2,755    44,351     X                                                 44,351
MICROSOFT CORP                  COM      594918 10 4    5,012    47,170     X                                15,000           32,170
MOTOROLA INC                    COM      620076 10 9    2,480    16,985     X                                 2,250           14,735
NEWS CORP LTD-SPORS             COM      652487 80 2      380     7,950     X                                                  7,950
NEXTEL COMMUNICATIONS           COM      65332V 10 3      371     2,500     X                                                  2,500
NOKIA CORP-SPON                 ADR      654902 20 4    3,672    16,700     X                                 9,100            7,600
NORTEL NETWORKS CORP            COM      656569 10 0   17,365   137,755     X                                79,400           58,355
NORTHFORK BANK CORP             COM      659424 10 5      188    10,500     X                                                 10,500
NORTHERN TRUST CORP             COM      665859 10 4    3,262    48,275     X                                45,200            3,075
OHIO POWER                      COM      677415 78 8      109     4,900     X                                 4,900
OMNICOM GROUP, INC.             COM      681919 10 6    3,740    39,975     X                                21,000           18,975
ORACLE SYSTEMS CORP             COM      68389X 10 5    3,520    45,090     X                                18,700           26,390
PAINE WEBBER GROUP INC          COM      695629 10 5      308     7,000     X                                                  7,000
PSO CAPITOL                     COM      709342 10 9       45     2,000     X                                 2,000
PEPSICO INC                     COM      713448 10 8    1,578    45,235     X                                                 45,235
PFIZER  INC                     COM      717081 10 3   11,317   309,535     X                                78,000          231,535
PHILIP MORRIS COS INC           COM      718154 10 7      279    13,200     X                                                 13,200
PITNEY BOWES INC                COM      724479 10 0      322     7,200     X                                                  7,200
PROCTER & GAMBLE CO             COM      742718 10 9    4,687    82,961     X                                 9,000           73,961
PROVIDENT FINL GROUP INC        COM      743866 10 5      517    15,183     X                                                 15,183
SBC COMMUNICATIONS INC          COM      78387G 10 3    3,092    73,524     X                                42,000           31,524
SARA LEE CORP                   COM      803111 10 3      234    13,000     X                                                 13,000
SCANA CORP                      COM      805898 10 3      775    31,551     X                                31,551
SCHERING PLOUGH CORP            COM      806605 10 1    1,307    35,200     X                                                 35,200
SCHLUMBERGER LTD                COM      806857 10 8    2,085    27,750     X                                20,000            7,250
SHELL TRANSPORT & TR-SP         ADR      822703 60 9      235     4,800     X                                                  4,800
SUN MICROSYSTEMS INC            COM      866810 10 4   14,115   150,634     X                                59,000           91,634
TELEFONICA DE ESPANA SA         ADR      879382 20 8    1,475    19,792     X                                19,300              492
TEXAS INSTRUMENTS               COM      882508 10 4    2,400    15,000     X                                15,000
UNIVISION COMMUNICATIONS        COM      914906 10 2    2,613    23,125     X                                18,000            5,125
VODAFONE AIRTOUCH               COM      92857T 10 7      866    15,585     X                                                 15,585
WACHOVIA CORP                   COM      929771 10 3      535     7,919     X                                                  7,919
WAL MART STORES INC             COM      931142 10 3    5,520    98,370     X                                43,200           55,170
WARNER LAMBERT CO               COM      934488 10 7    1,524    15,600     X                                                 15,600
WELLS FARGO & CO NEW            COM      949746 10 1    1,455    35,700     X                                                 35,700
WILLIAMS COMPANIES INC          COM      969457 10 0      923    21,000     X                                17,500            3,500
WORLDPAGES.COM                  COM      981922 10 7      241    25,000     X                                25,000
XILINX INC.                     COM      983919 10 1    1,656    20,000     X                                20,000
YAHOO                           COM      984332 10 6      925     5,400     X                                 5,400